Annual Fund Operating Expenses	Jul. 31, 2025
Kansas Municipal Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 29, 2026
Kansas Municipal Fund | Kansas Municipal Fund, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	1.17%
Fee Waiver or Reimbursement	(0.19%)	[1]
Net Expenses (as a percentage of Assets)	0.98%	[1]
Kansas Municipal Fund | Kansas Municipal Fund, Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	0.92%
Fee Waiver or Reimbursement	(0.19%)	[1]
Net Expenses (as a percentage of Assets)	0.73%	[1]
Maine Municipal Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 29, 2026
Maine Municipal Fund | Maine Municipal Fund, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.08%
Expenses (as a percentage of Assets)	1.83%
Fee Waiver or Reimbursement	(0.85%)	[2]
Net Expenses (as a percentage of Assets)	0.98%	[2]
Maine Municipal Fund | Maine Municipal Fund, Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.10%
Expenses (as a percentage of Assets)	1.60%
Fee Waiver or Reimbursement	(0.87%)	[2]
Net Expenses (as a percentage of Assets)	0.73%	[2]
Nebraska Municipal Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 29, 2026
Nebraska Municipal Fund | Nebraska Municipal Fund, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.50%
Expenses (as a percentage of Assets)	1.25%
Fee Waiver or Reimbursement	(0.27%)	[3]
Net Expenses (as a percentage of Assets)	0.98%	[3]
Nebraska Municipal Fund | Nebraska Municipal Fund, Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.50%
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	(0.27%)	[3]
Net Expenses (as a percentage of Assets)	0.73%	[3]
Oklahoma Municipal Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 29, 2026
Oklahoma Municipal Fund | Oklahoma Municipal Fund, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.46%
Expenses (as a percentage of Assets)	1.21%
Fee Waiver or Reimbursement	(0.23%)	[4]
Net Expenses (as a percentage of Assets)	0.98%	[4]
Oklahoma Municipal Fund | Oklahoma Municipal Fund, Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.45%
Expenses (as a percentage of Assets)	0.95%
Fee Waiver or Reimbursement	(0.22%)	[4]
Net Expenses (as a percentage of Assets)	0.73%	[4]
Viking Tax-Free Fund for Montana
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 29, 2026
Viking Tax-Free Fund for Montana | Viking Tax-Free Fund for Montana, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	1.17%
Fee Waiver or Reimbursement	(0.19%)	[5]
Net Expenses (as a percentage of Assets)	0.98%	[5]
Viking Tax-Free Fund for Montana | Viking Tax-Free Fund for Montana, Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	0.92%
Fee Waiver or Reimbursement	(0.19%)	[5]
Net Expenses (as a percentage of Assets)	0.73%	[5]
Viking Tax-Free Fund for North Dakota
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 29, 2026
Viking Tax-Free Fund for North Dakota | Viking Tax-Free Fund for North Dakota, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.63%
Expenses (as a percentage of Assets)	1.38%
Fee Waiver or Reimbursement	(0.40%)	[6]
Net Expenses (as a percentage of Assets)	0.98%	[6]
Viking Tax-Free Fund for North Dakota | Viking Tax-Free Fund for North Dakota, Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.63%
Expenses (as a percentage of Assets)	1.13%
Fee Waiver or Reimbursement	(0.40%)	[6]
Net Expenses (as a percentage of Assets)	0.73%	[6]

[1]	The Fund’s investment adviser, Viking Fund Management, LLC (the “Adviser”), has contractually agreed to waive fees and reimburse expenses through November 29, 2026 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% for Class A Shares and 0.73% for Class I Shares of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2026 with the approval of the Fund’s Board of Trustees. The terms of the expense limitation agreement provide that the Adviser is entitled to recoup such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser waived fees or reimbursed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived and (2) the Fund’s current expense limitation.
[2]	The Fund’s investment adviser, Viking Fund Management, LLC (the “Adviser”), has contractually agreed to waive fees and reimburse expenses through November 29, 2026 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% for Class A Shares and 0.73% for Class I Shares of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2026 with the approval of the Fund’s Board of Trustees. The terms of the expense limitation agreement provide that the Adviser is entitled to recoup such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser waived fees or reimbursed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived and (2) the Fund’s current expense limitation.
[3]	The Fund’s investment adviser, Viking Fund Management, LLC (the “Adviser”), has contractually agreed to waive fees and reimburse expenses through November 29, 2026 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% for Class A Shares and 0.73% for Class I Shares of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2026 with the approval of the Fund’s Board of Trustees. The terms of the expense limitation agreement provide that the Adviser is entitled to recoup such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser waived fees or reimbursed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived and (2) the Fund’s current expense limitation.
[4]	The Fund’s investment adviser, Viking Fund Management, LLC (the “Adviser”), has contractually agreed to waive fees and reimburse expenses through November 29, 2026 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% for Class A Shares and 0.73% for Class I Shares of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2026 with the approval of the Fund’s Board of Trustees. The terms of the expense limitation agreement provide that the Adviser is entitled to recoup such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser waived fees or reimbursed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived and (2) the Fund’s current expense limitation.
[5]	The Fund’s investment adviser, Viking Fund Management, LLC (the “Adviser”), has contractually agreed to waive fees and reimburse expenses through November 29, 2026 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% for Class A Shares and 0.73% for Class I Shares of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2026 with the approval of the Fund’s Board of Trustees. The terms of the expense limitation agreement provide that the Adviser is entitled to recoup such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser waived fees or reimbursed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived and (2) the Fund’s current expense limitation.
[6]	The Fund’s investment adviser, Viking Fund Management, LLC (the “Adviser”), has contractually agreed to waive fees and reimburse expenses through November 29, 2026 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% for Class A Shares and 0.73% for Class I Shares of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2026 with the approval of the Fund’s Board of Trustees. The terms of the expense limitation agreement provide that the Adviser is entitled to recoup such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser waived fees or reimbursed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived and (2) the Fund’s current expense limitation.